Share-Based Compensation (Details) $ / shares in Units, $ in Thousands			1 Months Ended			12 Months Ended
	May 31, 2024	Feb. 29, 2024	May 31, 2024 USD ($) $ / shares shares	May 31, 2024 ₪ / shares	Feb. 29, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Share-Based Compensation [Line Items]
Ordinary shares for grant (in Shares) | shares						38,442
Percentage of ordinary shares		10.00%
Aggregate purchase price | $					$ 3,000
Share-based compensation | $					$ 1,572	$ 6,607	$ 2,567
Exercise price | ₪ / shares				₪ 0.23
Maximum term						7 years 7 months 17 days	7 years 9 months
Estimated fair value of the options granted | $			$ 6,800
Options granted to employees | $						$ 6,800	$ 3,700
Equity Option [Member]
Share-Based Compensation [Line Items]
Maximum term			10 years			10 years
Weighted average fair values (in Dollars per share) | $ / shares						$ 13.25	$ 10.8
Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation [Line Items]
Options vest, percentage			25.00%
Minimum [Member]
Share-Based Compensation [Line Items]
Exercise price | $ / shares			$ 9.44
Maximum [Member]
Share-Based Compensation [Line Items]
Exercise price | $ / shares			$ 10.88
Equity Incentive Plan [Member]
Share-Based Compensation [Line Items]
Options vesting percentage						25.00%
Ordinary shares [Member]
Share-Based Compensation [Line Items]
Purchase ordinary shares (in Shares) | shares			395,735
Board of Directors [Member]
Share-Based Compensation [Line Items]
Ordinary shares for grant (in Shares) | shares							707,358
Board of Director [Member]
Share-Based Compensation [Line Items]
Options vest period	4 years
Employees [Member]
Share-Based Compensation [Line Items]
Purchase ordinary shares (in Shares) | shares			146,304
Options vest period						4 years	4 years